Shareholders' Equity	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
SHAREHOLDERS' EQUITY

NOTE 11 – SHAREHOLDERS' EQUITY

The Company had authorized common stocks of 500,000,000 at $0.0001 per stock. As of December 31, 2018 and 2017, the issued and outstanding of common stocks is 83,158,778. There is no additional issuance of common stocks during the years of 2018 and 2017.

For Class A Preferred Shares, each Class A Preferred Share is convertible to one Ordinary Share and the Preferred Shares are redeemable at the Company's option in whole or in part for an aggregate sum of $16,000,000. Each Class A Preferred Share is entitled to receive a cumulative dividend, whether or not declared, which will be accrued at a rate of 5% per annum, and will be payable semi-annually on June 30 and December 31, and in arrears in cash or at the Company's option, in Ordinary Shares of the Company at a 5% discount to the trailing 10-day volume-weighted average trading price of the Company's Ordinary Shares on the principal trading market. The Company has not elected to pay such dividend with Ordinary Shares. For the years ended December 31, 2018 and 2017, the cumulative dividend arrears were $1,872,940 and $1,638,463 respectively. The Company follows ASC505-10 to recognize dividend on preferred share by charged against retained earnings even if the Company has an accumulated deficit.

The Class A Preferred Shares have a liquidation preference of an aggregate of $16,000,000 upon the sale or liquidation of the Company. If the closing price of the Company's ordinary shares on the principal trading market on which they are quoted is less than $0.50 upon the 24 month anniversary of the transaction contemplated by the Exchange Agreement, then the liquidation preference may increase by 31.25% per Class A Preferred Share and the rights to convert into ordinary shares some or all of the Class A Preferred Shares held by such holder at such holder's option, at any time, at a ratio of one Ordinary Share for each Class A Preferred Share. There is no action taken by the preferred share stockholder. As of December 31, 2018, the liquidation preference is $4,689,503.

As of December 31, 2018 and 2017, the issued and outstanding Class A Preferred Shares is 4,689,503. There is no redemption during the year.